Exhibit 99.03 Schedule 4

Loans In Report:	1	Origination Values	Automated Valuation Model	Desk Review	Second Desk Review	Field Review	Second Field Review	1004 SFR	2055 Ext Only	BPO (Broker Price Opinion)	Other	AUS Information

Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date - Other	Value - Other	Variance Amount - Other	Variance (%) - Other	CU / LCA Score
4000047437	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)				$0.00	$0.00	0.00%	Not Applicable		$0.00	$0.00	0.00%				XXXXXX	XXXXXX	XXXXXX	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%			$0.00	$0.00	0.00%	3.7

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com